DIVIDENDS AND INTEREST ON EQUITY - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Dividends and interest on equity	R$ 2,247,884	R$ 3,187,417	R$ 4,265,715
Telefnica
Dividends and interest on equity payable
Dividends and interest on equity	713,232	1,051,720
Telefnica Latinoamrica Holding
Dividends and interest on equity payable
Dividends and interest on equity	684,570	1,009,454
Telefnica Chile
Dividends and interest on equity payable
Dividends and interest on equity	1,053	1,552
Telefónica IoT & Big Data Tech [Member]
Dividends and interest on equity payable
Dividends and interest on equity	2,453	0
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 846,576	R$ 1,124,691